WARRANTS (Details) (WarrantMember, USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
WarrantMember
Class of Warrant or Right [Line Items]
Warrants Beginning Balance	95,498
Granted	2,755,950
Exercised
Cancelled/Forfeited
Warrants Ending Balance	2,851,448
Weighted average remaining contractual life of the outstanding warrants in years - June 30, 2012	2 years 8 months 27 days
Exercise Price Beginning Balance	$ 2.25	$ 33.16
Exercise Price Granted	$ 1.19
Exercise Price Cancelled/Forfeited